Reverse Recapitalization	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Reverse Recapitalization
Note 3. Reverse Recapitalization
As discussed in Note 1, on September 29, 2021, Galileo closed the Business Combination with Shapeways, Inc., as a result of which Legacy Shapeways became a wholly-owned subsidiary of Galileo. While Galileo was the legal acquirer of Legacy Shapeways in the Business Combination, for accounting purposes, the Business Combination is treated as a reverse recapitalization, whereby Legacy Shapeways is deemed to be the accounting acquirer, and the historical financial statements of Legacy Shapeways became the historical financial statements of Galileo upon the closing of the Business Combination. Under this method of accounting, Galileo was treated as the “acquired” company and Legacy Shapeways is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Shapeways issuing stock for the net assets of Galileo, accompanied by a recapitalization. The net assets of Galileo were stated at historical cost, with no goodwill or other intangible assets recorded.
At the closing of the Business Combination, (1) all outstanding shares of Legacy Shapeways’ preferred stock (including shares of Legacy Shapeways’ preferred stock issuable upon conversion of Legacy Shapeways’ convertible notes outstanding as of the Closing) and Shapeways’ common stock were converted into an aggregate of 35,104,836 shares of Common Stock of the Company, par value $0.0001 per share, representing aggregate consideration value equal to $406,000 (the “Merger Consideration”), 3,510,405 shares of which are subject to the Earnout Terms (as defined below, and such shares, the “Earnout Shares”), (2) options to purchase Legacy Shapeways’ common stock (whether vested or unvested, exercisable or unexercisable) issued pursuant to the Legacy Shapeways 2010 Stock Plan, as amended (the “2010 Stock Plan”), and outstanding immediately prior to the Closing were assumed and converted into (a) options to purchase an aggregate of 4,901,207 shares of Common Stock under the Incentive Plan and (b) in the case of in-the-money
options held by individuals who were service providers as of the Closing Date, an aggregate of 493,489 Earnout RSUs granted under the Incentive Plan, which
Earn-Out
RSUs are subject to the earnout vesting and forfeiture conditions described in the Merger Agreement, (3) all warrants to purchase Legacy Shapeways’ common stock and Shapeways’ preferred stock outstanding immediately prior to the Closing were exercised in full and converted into shares of Legacy Shapeways preferred stock or Legacy Shapeways common stock, as applicable, in accordance with their terms, and each such share of Legacy Shapeways preferred stock and Legacy Shapeways common stock issued upon the exercise of such warrants was converted into an aggregate of 301,750 shares of Common Stock (for the avoidance of doubt, such shares of Common Stock are included in the aggregate shares of Common Stock described in clause (1) above) and (4) any Legacy Shapeways non-plan
options outstanding immediately prior to Closing were cancelled without payment in accordance with the terms described in the Merger Agreement.
At the Closing, there were 3,510,405 shares of Common Stock issued as part of the Merger Consideration (the “Stockholder Merger Consideration” and/or “Earnout Shares”) subject to vesting and forfeiture conditions (the “Earnout Terms”) based upon the volume-weighted average trading price of Common Stock reaching targets of $14.00 and $16.00, respectively (with 50% released at each target) for a period of 30 consecutive trading days during the three-year period after the Closing, with the portion of such shares that would otherwise be deliverable to Shapeways Stockholders at the Closing being withheld and deposited into escrow. A pro rata portion of the Stockholder Merger Consideration earnout has also been allocated to Legacy Shapeways options and warrants that, as of the Closing, have been exchanged for options and warrants (as applicable) exercisable for shares of Common Stock (as described below).
Legacy Shapeways options issued pursuant to Legacy Shapeways’ 2010 Stock Plan that were not exercised prior to the Closing have been assumed by the Company and converted, subject to certain adjustments that are described in the Merger Agreement, into options exercisable for shares of Common Stock and, in the case of in-the-money
Legacy Shapeways options held by individuals remaining in continuous service to the Company through the Closing, a right to receive an award of restricted stock units (“RSUs”) denominated in shares of Common Stock that are subject to the Earnout Terms and to service-based vesting and forfeiture restrictions. As a result of the Closing, outstanding Legacy Shapeways Convertible Notes were converted into shares of Legacy Shapeways Preferred Stock at the election of the holders thereof, which were then converted into shares of Shapeways Common Stock prior to the Closing
Simultaneously with the execution of the Business Combination, Galileo entered into subscription agreements (collectively, the “Subscription Agreements”) pursuant to which certain investors agreed to purchase an aggregate of 7,500,000 shares of Common Stock for a purchase price of $10.00 per share and $75,000,000 in the aggregate (the “PIPE Investment”). At the Closing, the Company consummated the PIPE Investment.
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows for the year ended December 31, 2021:

Recapitalization
Cash—Galileo trust and cash, net of redemption	$28,115
Cash—PIPE Investment, net of transaction costs	75,000
Less: transaction costs and advisory fees allocated to equity	(16,323)

Effect of Merger, net of redemption, transaction costs and advisory costs	$86,792

The following table reconciles the elements of the Business Combination to the consolidated statement of changes in stockholders’ equity (deficit) for the year ended December 31, 2021:

Recapitalization
Cash—Galileo trust and cash, net of redemption	$28,115
Non-cash net working capital assumed from Galileo	46
Less: fair value of Private and Sponsor Warrant liabilities	(11,865)
Less: transaction costs and advisory fees allocated to equity	(6,260)

Effect of Merger, net of redemption, transaction costs and advisory costs	$10,036

The following table details the number of shares of Common Stock issued immediately following the consummation of the Business Combination:

Number of Shares
Common stock, outstanding prior to Business Combination	13,800,000
Less: redemption of Galileo shares	(11,018,352)

Common stock of Galileo	2,781,648
Galileo founder and representative shares, net of forfeited shares	2,910,000
Shares issued in PIPE Investment	7,500,000

Merger and PIPE Investment—common stock	13,191,648
Legacy Shapeways shares—common stock (1)	35,104,836

Total shares of common stock immediately after Business Combination	48,296,484

(1)	Includes 3,510,405 Earnout Shares